Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events The Company has evaluated subsequent events through June 9, 2026, the date the financial statements were available to be issued.